Transactions with Related Parties - Additional Information - Management (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							11 Months Ended	12 Months Ended		14 Months Ended	3 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended							1 Months Ended			3 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CFO USD ($)	Dec. 31, 2012 CFO EUR (€)	Dec. 31, 2011 CFO USD ($)	Dec. 31, 2010 CFO USD ($)	Dec. 03, 2007 Former CEO	Dec. 31, 2010 Former CEO USD ($)	Dec. 31, 2010 Former CEO EUR (€)	Mar. 31, 2012 Former CEO USD ($)	Aug. 31, 2011 Former CFO USD ($)	May 12, 2011 Former CFO	Dec. 03, 2007 Former CFO	Dec. 31, 2010 Former CFO USD ($)	Dec. 31, 2010 Former CFO EUR (€)	Dec. 31, 2011 Former CEO and former CFO USD ($)	Dec. 31, 2010 Former CEO and former CFO USD ($)	Jul. 01, 2010 Former CEO and former CFO	Jul. 01, 2009 Former CEO and former CFO	Jul. 01, 2008 Former CEO and former CFO	Feb. 28, 2014 CEO	Apr. 30, 2013 CEO	Feb. 07, 2011 CEO	Apr. 20, 2012 CEO	Dec. 31, 2012 CEO USD ($)	Dec. 31, 2012 CEO EUR (€)	Dec. 31, 2011 CEO USD ($)	Dec. 31, 2010 CEO USD ($)	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Dec. 31, 2012 COO USD ($)	Dec. 31, 2012 COO EUR (€)	Dec. 31, 2011 COO USD ($)	Dec. 31, 2010 COO USD ($)
Related Party Transaction [Line Items]
Executive directors consultancy fees				$ 72		$ 52	$ 0										$ 337	$ 874								$ 230		$ 225	$ 0				$ 151		$ 81	$ 0
Severance payment											2,347	463
Number of shares issued in period												21,867										9,333	9,333		9,333
Annual Consulting Fees				$ 74	€ 56				$ 488	€ 370					$ 330	€ 250										$ 211	€ 160						$ 155	€ 118
Vested in period																			3,667	3,667	3,666									9,333	9,333	9,333
Granted	90,667	49,867	153,707					6,000					16,533	5,000										28,000
Share fair value												$ 34.5